Contract Balances (Details) - Schedule of contract liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of contract liabilities [Abstract]
Tuition fee	¥ 132,246	¥ 142,726
Accommodation fee	15,020	12,479
Deposit	32	32
Teaching and Miscellaneous Fees	3,112	730
Training fee	5,163	90
Service charge	663	8,134
Contract liabilities	¥ 156,236	¥ 164,191